Trade Receivables - Additional Information (Detail) (Participant Equity Loan Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Participant Equity Loan Plan [Member]
Allowance For Doubtful Accounts Receivable [Line Items]
Bad debt expense related to employee loans	$ 286